EMPLOYEE BENEFIT PLANS - Short-term employment benefit plans (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Current severance obligation	$ 95,331	$ 87,022
Bonuses and short-term benefits	526,273	11,816
Other employment benefit plans	$ 621,604	$ 98,838